Events subsequent to December 31, 2023 (Details) - Inhibrx, Inc - Major business combination $ / shares in Units, $ in Billions	Jan. 23, 2024 USD ($) rightPerShare $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Purchase price (in USD per share) | $ / shares	$ 30
Cash transferred	$ 1.7
Outstanding third-party debt liabilities incurred	$ 0.2
INBRX-101 business (Remain Co.)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Proportion of voting rights held in subsidiary	100.00%
Non-INBRX-101 business (Spin Co.)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	8.00%
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Number of non-transferable contingent value right issued | rightPerShare	1
Cash payment per non-transferable contingent value right (in USD per share) | $ / shares	$ 5
Contingent consideration	$ 0.3
Top of range | Non-INBRX-101 business (Spin Co.)
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution	$ 0.2